Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Share-based Payment Arrangements

Note 11 - Share-based Payment Arrangements

A.

On March 2, 2023, the board of directors of the Company granted 45 thousand options (to purchase the equivalent of 4,500 ADSs) and 45 thousand RSUs (equivalent to 4,500 ADSs) to an employee. The options have an exercise price of USD 0.198 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 16 thousand.

On April 24, 2023, the board of directors of the Company granted 2,732 thousand options (to purchase the equivalent of 273 thousand ADSs) and 2,732 thousand RSUs (equivalent to 273 thousand ADSs) to the Board members, subject to the approval of the shareholders, and to employees. The options have an exercise price of USD 0.190 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 729 thousand. The board members grant was approved by the shareholders on June 15, 2023.

On October 31, 2022, the board of directors of the Company granted 750 thousand options and 750 thousand RSUs to an employee. The options have an exercise price of USD 0.208 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 267 thousand.

On July 11, 2022, the board of directors of the Company granted 3,750 thousand options and 150 thousand RSUs to the new CEO, subject to approval in the annual general meeting. The options have an exercise price of USD 0.245 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 591 thousand. This grant was approved by the shareholders on August 25, 2022.

On May 23, 2022, the board of directors of the Company granted 6,635 thousand options and 5,885 thousand RSUs to officers and employees. The options have an exercise price of USD 0.304 per one ordinary share, and for certain employee and consultant USD 0.276 per one ordinary share eligible as from June 23, 2022. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 3,237 thousand.

On November 7, 2021, the board of directors of the Company granted 112 thousand options and 112 thousand RSUs to new director, subject to his election in the annual general meeting. The options have an exercise price of USD 0.470 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 73 thousand.

On August 31, 2021, the board of directors of the Company granted 420 thousand options and 420 thousand RSUs to new officer and employee. The options have an exercise price of USD 0.492 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 268 thousand

On June 7, 2021, the board of directors of the Company granted 638 thousand options and 488 thousand RSUs to directors, officers and employees. The options have an exercise price of USD 0.470 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 406 thousand. This grant to directors was approved by the shareholders in December 29, 2021 and the vesting period begun accordingly.

B.	The number and weighted average exercise prices (in USD) of share options are as follows:

	Weighted average exercise price			Number of options
	2023	2022	2021	2023	2022	2021
Outstanding on January 1	0.52	0.97	1.02	18,468,235	7,751,303	6,994,377
Expired and forfeited during the year	0.54	0.82	1.52	(2,026,452)	(418,068)	(413,074)
Granted during the year	0.19	0.28	0.47	2,777,000	11,135,000	1,170,000
Outstanding on December 31	0.46	0.52	0.97	19,218,782	18,468,235	7,751,303
Exercisable on December 31	0.62	0.97	1.48	10,923,032	6,144,318	4,451,430

The exercise price is denominated in NIS and are re-measured using historic exchange rates. Options are exercisable to shares, each ADS represent 10 shares.

The options outstanding at December 31, 2023 had an exercise price of USD 0.190- USD 6 (2022 - USD 0.208- USD 6, 2021 -USD 0.346- USD 6), and weighted average contractual life of 3.10 years (2022 – 3.87 years, 2021 – 3.9 years).

C.	The number of RSUs are as follows:

	Number of RSUs
	2023	2022
Outstanding at January 1	7,857,917	2,610,000
Granted during the year	2,777,000	6,785,000
Forfeited during the year	(1,187,292)	(157,083)
Vested during the year	(3,676,875)	(1,380,000)
Outstanding at December 31	5,770,750	7,857,917

Each RSU is convertible to one share, each ADS represent 10 shares.

D.	The fair value of the Company’s share options granted to employees, directors and consultants, where fair value of service was not measurable, was measured using the binominal model, using the fair value of the traded warrants with similar terms, making certain adjustments to reflect the specific terms of the options based on the expected duration.

E.	The following assumptions were used:

	2023	2022
Share Price - USD	0.160-0.226	0.213-0.316
Exercise price - USD	0.19-0.2	0.208-0.304
Expected volatility (%)	93.54-96.04	91.64-96.26
Expected duration (years)	2-5	2-5
Dividend yield (%)	-	-
Risk free rate interest rate (%)	3.56%-4.31%	2.90%-4.28%

F.	Expenses recognized in the consolidated financial statements:

	For the year ended December 31,
	2023	2022	2021
	USD thousands
Research and development expenses	768	768	557
General and administrative expenses	1,107	1,644	1,525

Total share-based expense recognized	1,875	2,412	2,082